Offerings - Offering: 1	Sep. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,320,235
Proposed Maximum Offering Price per Unit	4.98
Maximum Aggregate Offering Price	$ 16,534,770.30
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,440.53
Offering Note	Consists of 3,320,235 shares of the registrant's common stock, $0.0001 par value per share (the "Common Stock"), issued to the selling stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's Common Stock as reported on the New York Stock Exchange on September 3, 2024, which date is within five business days prior to the filing of this Registration Statement.